Leases - Schedule on Future Minimum Annual Lease Payments under (ASC 840) Operating Leases (Details)	Dec. 31, 2018 CNY (¥)
Year ended December 31:
2019	¥ 2,959,829
2020	346,745
Minimum Lease Payments Amount	¥ 3,306,574